FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Marketable securities – current	$2	$2	$0	$0
Investments in Reserve Yield Plus Fund	2	0	2	0
Marketable debt securities – noncurrent	18	3	14	1
	$22	$5	$16	$1
Derivative Contract (see Note 5):
LIBOR cap agreement asset	$0	$0	$0	$0

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Investments in Reserve Yield Plus Fund	$2	$0	$2	$0
Marketable debt securities – noncurrent	22	6	15	1
	$24	$6	$17	$1
Derivative Contract (see Note 5):
LIBOR cap agreement asset	$0	$0	$0	$0